Acquisitions - Summary of the Preliminary Purchase Price (Parenthetical) (Detail) (Common Stock [Member], Digiplex [Member]) In Thousands, unless otherwise specified	0 Months Ended
Aug. 15, 2014
Common Stock [Member] | Digiplex [Member]
Business Acquisition [Line Items]
Number of shares of Carmike common stock-as exchanged	1,382